Equity (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of share capital, reserves and other equity interest [text block] [Abstract]
Schedule of share movements
Total Ordinary Shares
Total shares as of December 31, 2018	101,017,081,114
Total shares as of December 31, 2019	101,017,081,114
Total shares as of December 31, 2020	101,017,081,114

Schedule of shareholder's composition
Corporate Name or Shareholder’s Name	Shares	% of Equity Holding
LQ Inversiones Financieras S.A.	46,815,289,329	46.34
Banchile Corredores de Bolsa S.A.	5,708,422,261	5.65
Inversiones LQ-SM Limitada	4,854,988,014	4.81
Other minority shareholders	43,638,381,510	43.20
Total	101,017,081,114	100.00
Corporate Name or Shareholder’s Name	Shares	% of Equity Holding
LQ Inversiones Financieras S.A.	46,815,289,329	46.34
Banchile Corredores de Bolsa S.A.	6,119,467,747	6.06
Inversiones LQ-SM Limitada	4,854,988,014	4.81
Other minority shareholders	43,227,336,024	42.79
Total	101,017,081,114	100.00

Schedule of dividends declared and paid
	2018	2019	2020
Dividends on ordinary shares MCh$ :	374,079	356,311	350,538
Dividends per ordinary share Ch$ (*):	3.76	3.53	3.47
(*)	Dividends per share are calculated by dividing the amount of the dividend paid during each year by the previous year’s number of shares outstanding.

Schedule of the income and share data used in the calculation of EPS
	As of December 31,
	2018	2019	2020
Basic and diluted earnings per share:
Net profits attributable to ordinary equity holders of the Bank (MCh$)	603,633	603,744	401,629
Weighted average number of ordinary shares (*)	101,017,081,114	101,017,081,114	101,017,081,114
Earnings per share (Ch$)	5.98	5.98	3.98
(*)	During 2018, the Bank capitalized 1,572,948,922 shares respectively, which are considered in the earnings per share calculation as if they had been outstanding during all periods presented.